Document and Entity Information	Feb. 05, 2024
Cover [Abstract]
Entity Registrant Name	ON SEMICONDUCTOR CORP
Amendment Flag	false
Entity Central Index Key	0001097864
Document Type	8-K
Document Period End Date	Feb. 05, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-39317
Entity Tax Identification Number	36-3840979
Entity Address, Address Line One	ON Semiconductor Corporation
Entity Address, Address Line Two	5701 N. Pima Road
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85250
City Area Code	(602)
Local Phone Number	244-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false